Note 5 - Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Preferred Stock [Text Block]
5.	Stockholders’ Equity

Preferred Stock

In June 2021, we repurchased the remaining 100 shares of our Series B convertible preferred stock for a total price of $1,000. There are no shares of our preferred stock outstanding.

Common Stock

2021 Public Offering – On February 11, 2021, we closed an underwritten public offering of 1,644,000 shares of our common stock. Net proceeds after deducting underwriting discounts and commissions and other offering expenses were approximately $9.4 million.

2021 Warrant Exercises – During 2021, we issued 740,034 shares of our common stock upon the exercise of warrants, resulting in net proceeds to us of approximately $3.4 million, and we issued 149,705 shares of our common stock upon the exercise of 215,672 warrants using the cashless exercise feature of the warrants.

January 2022 Private Placement – On January 19, 2022, we closed a private placement of 707,484 shares of common stock, a pre-funded warrant to purchase 2,360,000 shares of common stock for a nominal exercise price per share and a warrant to purchase 3,067,484 shares of common stock at an exercise price of $3.26 per share (the

“January 2022 Warrant”). Net proceeds after deducting placement agent commissions and other offering expenses were approximately $9.2 million. During March 2022, the pre-funded warrant was exercised in full.

May 2022 Private Placement – On May 27, 2022, we closed a private placement of 1,050,000 shares of common stock, a pre-funded warrant to purchase 11,071,214 shares of common stock for a nominal exercise price per share, and a warrant to purchase 12,121,214 shares of common stock at an exercise price of $1.65 per share (the “May 2022 Warrant”). Net proceeds after deducting placement agent commissions and other offering expenses were approximately $18.5 million. The pre-funded warrant was exercised as to 1,980,304 shares concurrent with the closing and as to the remaining 9,090,910 shares during June and July. During August, the May 2022 Warrant was exercised as to 4,621,214 shares, resulting in net proceeds to us of approximately $7,626,000.

Other Common Stock Transactions – During 2022 and 2021 we issued 143,500 and 13,707 shares, respectively, of our common stock pursuant to consulting agreements.

Common Stock Reserved for Future Issuance – Common stock reserved for future issuance consists of the following at December 31, 2022:

Shares
Stock warrants outstanding	13,384,115
Stock options outstanding	2,058,800
Stock options authorized for future grants	16,700
Total	15,459,615

Stock Options

We have two stock-based incentive plans, the 2020 Plan and the 2023 Plan, pursuant to which our Board of Directors may grant stock options to our employees, directors and consultants. A total of 2,250,000 shares of our common stock are currently reserved for issuance pursuant to the 2020 Plan. The exercise price for any option granted may not be less than fair value (110% of fair value for ISO’s granted to certain employees). Options have a maximum ten-year term.

A summary of the Company’s stock option activity during 2022 is presented below.

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	962,300	$3.18	9.3	$499,660
Granted	1,096,500	0.76
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2022	2,058,800	$1.89	9.2	$-
Exercisable at December 31, 2022	588,089	$3.12	8.3	$-

Stock Warrants

The table below summarizes information concerning warrants outstanding as of December 31, 2022, all of which are currently exercisable.

Issue Date	Number of Shares	Exercise Price	Expiration
June 2020	120,000	$1.65	June 2025
September 2020	2,396,631	5.00	September 2025
September 2020	128,000	5.50	March 2024
February 2021	72,000	6.88	August 2024
September 2021	100,000	13.00	September 2026
January 2022	3,067,484	3.26	February 2027
May 2022	7,500,000	1.65	May 2028
Outstanding at December 31, 2022	13,384,115

As a result of anti-dilution price adjustments related to our equity transactions in January and May 2022, the exercise price of the June 2020 Warrants was reduced from $5.00 to $1.65 during 2022.